Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Net cash used in operating activities	$ 87,421	536,586	271,292	$ 98,103	593,893	279,515	146,125	$ (544)	(3,294)
Net cash generated from financing activities	6,931	42,544	(219,321)	27,966	169,298	(44,910)	(94,069)	104,541	632,865
Effect of exchange rate changes on cash and cash equivalents	945	5,801	401	131	789			182	1,099
Net increase in cash and cash equivalents	(55,467)	(340,458)	16,866	118,611	718,037	206,871	39,363	104,179	630,670
Cash and cash equivalents at beginning of period	185,502	1,138,613	420,576	69,474	420,576	213,705	174,342
Cash and cash equivalents at end of period	$ 130,035	798,155	437,442	$ 185,502	1,138,613	420,576	213,705	$ 104,179	630,670